Basis of Presentation and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Basis of Presentation and Summary of Significant Accounting Policies

1.    Basis of Presentation and Summary of Significant Accounting Policies

Nature of Business—The ADT Corporation (“ADT” or the “Company”), a company incorporated in the state of Delaware, is a leading provider of electronic security, interactive home and business automation and related monitoring services in the United States and Canada.

Separation from Tyco International Ltd.—On September 19, 2011, Tyco International Ltd. (“Tyco” or “Parent”) announced that its board of directors had approved a plan to separate Tyco into three separate, publicly traded companies (the “Separation”), identifying the ADT North American Residential Security Business of Tyco as one of those three companies. In conjunction with the Separation, prior to September 28, 2012, Tyco transferred the equity interests of the entities that held all of the assets and liabilities of its residential and small business security business in the United States and Canada to ADT. Effective on September 28, 2012 (the “Distribution Date”), Tyco distributed all of its shares of ADT to Tyco’s stockholders of record as of the close of business on September 17, 2012 (the “Record Date”). On the Distribution Date, each of the stockholders of Tyco received one share of ADT common stock for every two shares of common stock of Tyco held on the Record Date. The Separation was completed pursuant to the Separation and Distribution Agreement, dated as of September 26, 2012, among Tyco and ADT (the “2012 Separation and Distribution Agreement”). After the Distribution Date, Tyco did not beneficially own any shares of ADT common stock.

The Company’s Registration Statement on Form 10 was declared effective by the U.S. Securities and Exchange Commission (“SEC”) on September 14, 2012. ADT’s common stock began “regular way” trading under the symbol “ADT” on the New York Stock Exchange (“NYSE”) on October 1, 2012.

Basis of Presentation—The Condensed, Consolidated and Combined Financial Statements have been prepared in United States dollars (“USD”) and in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The Condensed, Consolidated and Combined Financial Statements included herein are unaudited, but in the opinion of management, such financial statements include all adjustments, consisting of normal recurring adjustments, necessary to summarize fairly the Company’s financial position, results of operations and cash flows for the interim period. The interim results reported in these Condensed, Consolidated and Combined Financial Statements should not be taken as indicative of results that may be expected for the entire year. For a more comprehensive understanding of ADT and its Condensed, Consolidated and Combined Financial Statements, please review these condensed interim financial statements in conjunction with the Company’s audited financial statements included in its Annual Report on Form 10-K for the fiscal year ended September 28, 2012, which was filed with the SEC on November 27, 2012 (“2012 Form 10-K”).

Unless otherwise indicated, references to 2013 and 2012 are to the Company’s fiscal quarters ended December 28, 2012 and December 30, 2011, respectively.

The Condensed, Consolidated and Combined Financial Statements reflect the Company’s financial position, results of operations and cash flows in conformity with GAAP. The Condensed and Consolidated Balance Sheets as of December 28, 2012 and September 28, 2012 reflect the consolidated financial position of The ADT Corporation and its subsidiaries as an independent publicly-traded company. Additionally, the Company’s Condensed, Consolidated and Combined Statements of Operations, Comprehensive Income and Cash Flows for the quarter ended December 28, 2012 reflect ADT’s operations and cash flows as a standalone company. Prior to the Separation on September 28, 2012, the Company’s financial position, results of operations and cash flows consisted of Tyco’s residential and small business security business in the United States, Canada and certain U.S. territories and were derived from Tyco’s historical accounting records and presented on a carve-out basis. As such, the Company’s Condensed, Consolidated and Combined Statements of Operations, Comprehensive Income and Cash Flows for the quarter ended December 30, 2011 consist of the combined results of operations of the ADT North American Residential Security Business of Tyco.

For periods prior to the Separation, the Company’s financial statements included allocations of certain working capital, property and equipment, and operating expense balances. In addition, debt and related interest expense as well as certain general corporate overhead expenses were allocated by Tyco to the Company for the financial statements presented on a carve-out basis. The allocation of corporate overhead expenses from Tyco was based on the relative proportion of either the Company’s headcount or revenue to Tyco’s consolidated headcount or revenue. Corporate overhead expenses primarily related to centralized corporate functions, including finance, treasury, tax, legal, information technology, internal audit, human resources and risk management functions. During the quarter ended December 30, 2011, the Company was allocated $15 million of general corporate expenses incurred by Tyco which are included within selling, general and administrative expenses in the Condensed, Consolidated and Combined Statement of Operations. The allocation of interest expense from Tyco was based on an assessment of the Company’s share of Tyco’s external debt using historical data. During the quarter ended December 30, 2011, the Company was allocated $21 million of interest expense incurred by Tyco.

The Company has a 52- or 53-week fiscal year that ends on the last Friday in September. Both fiscal year 2013 and fiscal year 2012 are 52-week years.

The Company conducts business in one operating segment. This segment is identified by the Company based on how resources are allocated and operating decisions are made.

The Company conducts business through its operating entities. All intercompany transactions have been eliminated. The results of companies acquired during the period are included in the Condensed, Consolidated and Combined Financial Statements from the effective date of acquisition.

Separation Costs—During the quarter ended December 28, 2012, the Company incurred approximately $6 million in charges directly related to the Separation, which are reflected in separation costs in the Company’s Condensed, Consolidated and Combined Statement of Operations.

Other Income—During the quarter ended December 28, 2012, the Company recorded income of approximately $6 million related to the 2012 Tax Sharing Agreement, which was entered into in conjunction with the Separation. This income is reflected in other income in the Company’s Condensed, Consolidated and Combined Statement of Operations. See Note 8 for further information.

Reclassifications—Certain prior period amounts have been reclassified to conform with the current period presentation. Specifically, the Company has reported amortization of deferred subscriber acquisition costs separately on the Condensed, Consolidated and Combined Statements of Cash Flows.

Inventories—Inventories are recorded at the lower of cost (primarily first-in, first-out) or market value. Inventories consisted of the following ($ in millions):

	December 28, 2012	September 28, 2012
Work in progress	$4	$6
Finished goods	40	36

Inventories	$44	$42

Financial Instruments—The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable and debt. Included in cash and cash equivalents as of December 28, 2012 and September 28, 2012 is approximately $331 million and $187 million, respectively, of available-for-sale securities, representing cash invested in money market mutual funds. These investments are classified as “Level 1” for purposes of fair value measurement, which is performed each reporting period. The fair value of cash and cash equivalents, including the money market mutual funds, accounts receivable and accounts payable approximated book value as of December 28, 2012 and September 28, 2012 because of their short-term nature.

The fair value of the Company’s unsecured notes is determined using prices for ADT’s securities obtained from multiple external pricing services, which is considered a Level 2 input. The carrying value and fair value of the Company’s debt that is subject to fair value disclosures as of December 28, 2012 and September 28, 2012 is as follows ($ in millions):

	December 28, 2012		September 28, 2012
	CarryingValue	FairValue	CarryingValue	FairValue
2.250% notes due July 2017	$749	$737	$749	$766
3.500% notes due July 2022	998	980	998	1,038
4.875% notes due July 2042	742	721	742	798

Total	$2,489	$2,438	$2,489	$2,602

Guarantees—As of December 28, 2012, the Company had $16 million in standby letters of credit related to its insurance programs. The Company had no letters of credit as of September 28, 2012.

Recently Adopted Accounting Pronouncements—In June 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance for the presentation of comprehensive income. The guidance amended the reporting of Other Comprehensive Income (“OCI”) by eliminating the option to present OCI as part of the statement of stockholders’ equity. The amendment does not impact the accounting for OCI, but does impact its presentation in the Company’s Condensed, Consolidated and Combined Financial Statements. The guidance requires that items of net income and OCI be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements which include total net income and its components, consecutively followed by total OCI and its components to arrive at total comprehensive income. In December 2011, the FASB issued authoritative guidance to defer the effective date for those aspects of the guidance relating to the presentation of reclassification adjustments out of accumulated other comprehensive income by component. The guidance became effective for the Company in the first fiscal quarter of 2013. The adoption of this guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

In September 2011, the FASB issued authoritative guidance which amends the process of testing goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (defined as having a likelihood of more than fifty percent) that the fair value of a reporting unit is less than its carrying amount. If an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, performing the traditional two step goodwill impairment test is unnecessary. If an entity concludes otherwise, it would be required to perform the first step of the two step goodwill impairment test. If the carrying amount of the reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test. However, an entity has the option to bypass the qualitative assessment in any period and proceed directly to step one of the impairment test. The guidance became effective for the Company in the first quarter of fiscal year 2013. The adoption of this guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

In July 2012, the FASB issued authoritative guidance which amends the process of testing indefinite-lived intangible assets for impairment. This guidance permits an entity to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (defined as having a likelihood of more than fifty percent) that the indefinite-lived intangible asset is impaired. If an entity determines it is not more likely than not that the indefinite-lived intangible asset is impaired, the entity will have an option not to calculate the fair value of an indefinite-lived asset annually. The guidance became effective for the Company in the first quarter of fiscal year 2013. The adoption of this guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

1.	Basis of Presentation and Summary of Significant Accounting Policies

Nature of Business—The ADT Corporation (“ADT” or the “Company”), a company incorporated in the state of Delaware, is a leading provider of electronic security, interactive home and business automation and related monitoring services in the United States and Canada.

Separation from Tyco International Ltd.—On September 19, 2011, Tyco International Ltd. (“Tyco” or “Parent”) announced that its board of directors had approved a plan to separate Tyco into three separate, publicly traded companies (the “Separation”), identifying the ADT North American Residential Security Business of Tyco as one of those three companies. In conjunction with the Separation, prior to September 28, 2012, Tyco transferred the equity interests of the entities that held all of the assets and liabilities of its residential and small business security business in the United States and Canada to ADT. Effective on September 28, 2012 (the “Distribution Date”), Tyco distributed all of its shares of ADT to Tyco’s shareholders of record as of the close of business on September 17, 2012 (the “Record Date”). On the Distribution Date, each of the shareholders of Tyco received one share of ADT common stock for every two shares of common stock of Tyco held on the Record Date. The Separation was completed pursuant to the Separation and Distribution Agreement, dated as of September 26, 2012, among Tyco and ADT. After the Distribution Date, Tyco did not beneficially own any shares of ADT common stock.

The Company’s Registration Statement on Form 10 was declared effective by the U.S. Securities and Exchange Commission (“SEC”) on September 14, 2012. ADT’s common stock began “regular way” trading under the symbol “ADT” on the New York Stock Exchange (“NYSE”) on October 1, 2012.

Basis of Presentation—The Consolidated and Combined Financial Statements include the combined operations, assets and liabilities of the Company. The Consolidated and Combined Financial Statements have been prepared in United States dollars (“USD”) and in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Unless otherwise indicated, references to 2012, 2011 and 2010 are to the Company’s fiscal years ended September 28, 2012, September 30, 2011 and September 24, 2010, respectively.

The Consolidated and Combined Financial Statements reflect the Company’s financial position, results of operations and cash flows in conformity with GAAP. The Consolidated and Combined Balance Sheet as of September 28, 2012 reflects the consolidated financial position of The ADT Corporation and its subsidiaries as an independent publicly-traded company. Prior to the Separation on September 28, 2012, the Company’s financial position, results of operations and cash flows consisted of Tyco’s residential and small business security business in the United States, Canada and certain U.S. territories and have been derived from Tyco’s historical accounting records and presented on a carve-out basis. As such, the Company’s Consolidated and Combined Statements of Operations and Cash Flows for 2012, 2011 and 2010 consist of the combined results of operations of the ADT North American Residential Security Business of Tyco.

For periods prior to the Separation, the Company’s Consolidated and Combined Financial Statements include allocations of certain working capital, property and equipment, and operating expense balances. In addition, certain general corporate overhead, debt and related interest expense have been allocated by Tyco to the Company for the financial statements presented on a carve-out basis. The Company used certain underlying activity drivers as a basis of allocation, including revenue, materials usage, head-count utilization and other factors. Both ADT and Tyco believe such allocations are reasonable; however, they may not be indicative of the actual results of the Company had the Company been operating as an independent, publicly traded company for the periods presented or the amounts that will be incurred by the Company in the future. Note 5 provides further information regarding debt and related interest expense allocations and Note 9 provides further information regarding general corporate overhead allocations.

The Company has a 52- or 53-week fiscal year that ends on the last Friday in September. Fiscal year 2011 was a 53-week year. Fiscal years 2012 and 2010 were 52-week years.

The Company conducts business in one operating segment. This segment is identified by the Company based on how resources are allocated and operating decisions are made. Management evaluates performance and allocates resources based on operating profit or loss of the Company as a whole.

The Company conducts business through its operating entities. All intercompany transactions have been eliminated. The results of companies acquired during the year are included in the Consolidated and Combined Financial Statements from the effective date of acquisition. See Note 2.

Use of Estimates—The preparation of the Consolidated and Combined Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities and reported amounts of revenue and expenses. Significant estimates in these Consolidated and Combined Financial Statements include, but are not limited to, allowances for doubtful accounts receivable, estimates of future cash flows and valuation related assumptions associated with asset impairment testing, useful lives and methods for depreciation and amortization, loss contingencies, income taxes and tax valuation allowances and defined benefit obligations. Actual results could differ materially from these estimates.

Revenue Recognition—Major components of revenue for the Company include fees associated with contractual monitoring and maintenance services, non-refundable installation fees related to subscriber system assets, other repair and maintenance services and sales of equipment.

Revenue from the sale of services is recognized as services are rendered. Contractual fees for monitoring and maintenance services are recognized on a straight-line basis over the contract term. Customer billings for services not yet rendered are deferred and recognized as revenue as the services are rendered. The balance of deferred revenue is included in current liabilities or long-term liabilities, as appropriate.

For transactions in which the Company retains ownership of the security system asset, referred to as subscriber system assets, non-refundable fees (referred to as deferred subscriber acquisition revenue) received in connection with the initiation of a monitoring contract, along with associated direct and incremental selling costs (referred to as deferred subscriber acquisition costs), are deferred and amortized over the estimated life of the customer relationship.

Sales of security monitoring systems may have multiple elements, including equipment, installation, monitoring services and maintenance agreements. The Company assesses its revenue arrangements to determine the appropriate units of accounting. In certain circumstances, ownership of the system is contractually transferred to the customer, in which case each deliverable provided under the arrangement is considered a separate unit of accounting. Revenue associated with the sale of equipment and related installations is recognized once delivery, installation and customer acceptance is completed, while the revenue for monitoring and maintenance services is recognized on a straight-line basis over the contract term as services are rendered. Early termination of the contract by the customer results in a termination charge in accordance with the customer contract, which is due immediately following the termination date. The amounts of contract termination charges recognized in revenue during the years ended September 28, 2012, September 30, 2011 and September 24, 2010 were not material. The Company may refund up-front consideration and monitoring fees paid during the six months following installation of a system in limited circumstances after all attempts to resolve customer concerns have been exhausted. Amounts that the Company has refunded during the years ended September 28, 2012, September 30, 2011 and September 24, 2010 were not material. Amounts assigned to each unit of accounting are based on an allocation of total arrangement consideration using a hierarchy of estimated selling price for the deliverables. The selling price used for each deliverable is based on Vendor Specific Objective Evidence (“VSOE”) if available, Third Party Evidence (“TPE”) if VSOE is not available, or estimated selling price if neither VSOE nor TPE is available. Revenue recognized for equipment and installation is limited to the lesser of their allocated amounts under the estimated selling price hierarchy or the non-contingent up-front consideration received at the time of installation, since collection of future amounts under the arrangement with the customer is contingent upon the delivery of monitoring and maintenance services.

Provisions for certain rebates and discounts to customers are accounted for as reductions in revenue in the same period the related revenue is recorded. These provisions are based on terms of arrangements with direct, indirect and other market participants. Rebates are estimated based on sales terms, historical experience and trend analysis.

The Company records estimated product warranty costs at the time of sale. The carrying amounts of the Company’s warranty accrual as of September 28, 2012 and September 30, 2011 were not material.

Advertising—Advertising costs which amounted to $155 million, $152 million and $113 million for 2012, 2011 and 2010, respectively, are expensed when incurred and are included in selling, general and administrative expenses.

Acquisition Costs—Acquisition costs are expensed when incurred and are included in selling, general and administrative expenses. See Note 2.

Separation Costs—During the year ended September 28, 2012, the Company incurred approximately $10 million in charges directly related to the Separation. Of these costs, $7 million is included in separation costs and $3 million is included in interest expense on the Company’s Consolidated and Combined Statement of Operations. See Note 5 for information on interest expense.

Translation of Foreign Currency—The Company’s Consolidated and Combined Financial Statements are reported in U.S. dollars. A portion of the Company’s business is transacted in Canadian dollars. The Company’s Canadian entity maintains its records in Canadian dollars. The assets and liabilities are translated into U.S. dollars using rates of exchange at the balance sheet date and translation adjustments are recorded in accumulated other comprehensive income. Revenue and expenses are translated at average rates of exchange in effect during the year.

Cash and Cash Equivalents—All highly liquid investments with original maturities of three months or less from the time of purchase are considered to be cash equivalents.

Allowance for Doubtful Accounts—The allowance for doubtful accounts receivable reflects the best estimate of probable losses inherent in the Company’s receivable portfolio determined on the basis of historical experience and other currently available evidence.

Inventories—Inventories are recorded at the lower of cost (primarily first-in, first-out) or market value. Inventories consisted of the following ($ in millions):

	September 28, 2012	September 30, 2011
Work in progress	$6	$6
Finished goods	36	27

Inventories	$42	$33

Property and Equipment, Net—Property and equipment, net is recorded at cost less accumulated depreciation. Depreciation expense for 2012, 2011 and 2010 was $38 million, $35 million and $28 million, respectively. Maintenance and repair expenditures are charged to expense when incurred. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Buildings and related improvements	Up to 40 years

Leasehold improvements	Lesser of remaining term of the lease or economic useful life

Other machinery, equipment and furniture and fixtures	1 to 14 years

Subscriber System Assets and Related Deferred Costs and Deferred Revenue—Subscriber system assets, net are recorded at cost less accumulated depreciation. Accumulated depreciation of subscriber system assets was $2,080 million and $1,821 million as of September 28, 2012 and September 30, 2011, respectively. Depreciation expense relating to subscriber system assets for 2012, 2011 and 2010 was $287 million, $272 million and $209 million, respectively. The Company considers security system assets related to its electronic security business in two asset categories: internally generated subscriber systems (referred to as subscriber system assets) and customer accounts generated through the ADT dealer program (referred to as dealer intangibles, as further described in the Dealer and Other Amortizable Intangible Assets, Net section below). Subscriber system assets include installed property and equipment for which the Company retains ownership and deferred costs directly related to the customer acquisition and system installation. Subscriber system assets represent capitalized equipment (e.g. security control panels, touchpad, motion detectors, window sensors, and other equipment) and installation costs incurred to prepare the asset for its intended use. The Company pays property taxes on the subscriber system assets and upon customer termination, may retrieve such assets. These assets embody a probable future economic benefit as they generate future monitoring revenue for the Company.

Deferred subscriber acquisition costs, net associated with subscriber system assets represent direct and incremental selling expenses (i.e. commissions) related to acquiring the customer. Commissions related to up-front consideration paid by customers in connection with the establishment of the monitoring arrangement are determined based on a percentage of the up-front fees and do not exceed deferred revenue. Amortization expense relating to deferred subscriber acquisition costs for 2012, 2011 and 2010 was $111 million, $102 million and $98 million, respectively.

Subscriber system assets and any deferred costs and revenue resulting from the customer acquisition are accounted for over the expected life of the customer relationship. The Company accounts for subscriber system assets and related deferred costs and deferred revenue using pools, with separate pools for the components of subscriber system assets and any related deferred costs and deferred revenue based on the same month and year of acquisition. The Company depreciates its pooled subscriber system assets and related deferred costs and deferred revenue using an accelerated method over 15 years. In order to align the depreciation of these assets to the pattern in which their economic benefits are consumed, the accelerated method utilizes an average declining balance rate of 240% and converts to a straight-line methodology when the resulting depreciation charge is greater than that from the accelerated method, resulting in an average depreciation of 58% of the pool within the first five years, 25% within the second five years and 17% within the final five years.

Dealer and Other Amortizable Intangible Assets, Net—Intangible assets primarily include contracts and related customer relationships. Certain contracts and related customer relationships are generated from an external network of independent dealers who operate under the ADT dealer program. These contracts and related customer relationships are recorded at their contractually determined purchase price. During the initial period of the customer contract, generally twelve to fifteen months, any cancellation of monitoring service, including those that result from customer payment delinquencies, results in a chargeback by the Company to the dealer for the full amount of the contract purchase price. The Company records the amount charged back to the dealer as a reduction of the intangible assets.

Intangible assets arising from the ADT dealer program described above are amortized in pools determined by the same month and year of contract commencement on an accelerated basis over the period and pattern of economic benefit that is expected to be obtained from the customer relationship. The estimated useful life of dealer intangibles is 15 years. The accelerated method for amortizing these intangible assets utilizes an average declining balance rate of 300% and converts to a straight-line methodology when the resulting amortization charge is greater than that from the accelerated method, resulting in an average amortization of 67% of the pool within the first five years, 22% within the second five years and 11% within the final five years.

Other amortizable intangible assets are amortized on a straight-line basis over 4 to 24 years. The Company evaluates the amortization methods and remaining useful lives of intangible assets on a periodic basis to determine whether events and circumstances warrant a revision to the amortization method or remaining useful lives.

Long-Lived Asset Impairments—The Company reviews long-lived assets, including property and equipment and amortizable intangible assets, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. The Company performs undiscounted operating cash flow analyses to determine if impairment exists. For purposes of recognition and measurement of an impairment for assets held for use, the Company groups assets and liabilities at the lowest level for which cash flows are separately identified. If an impairment is determined to exist, any related impairment loss is calculated based on fair value. Impairment losses on assets to be disposed of, if any, are based on the estimated proceeds to be received, less costs of disposal.

Goodwill—Goodwill is assessed for impairment annually and more frequently if events or changes in business circumstances indicate that it is more likely than not that the carrying value of a reporting unit exceeds its fair value. See Note 4. In performing these assessments, management relies on various factors, including operating results, business plans, economic projections, anticipated future cash flows and other market data. There are inherent uncertainties related to these factors which require judgment in applying them to the testing of goodwill for impairment. The Company performs its annual impairment tests for goodwill during the fourth fiscal quarter of each year.

When testing for goodwill impairment, the Company first compares the fair value of its reporting unit with its carrying amount. The estimated fair value of the reporting unit used in the goodwill impairment test is determined utilizing a discounted cash flow analysis based on the Company’s forecasts discounted using market participants’ weighted-average cost of capital and market indicators of terminal year cash flows. If the carrying amount of the Company’s reporting unit exceeds its fair value, goodwill is considered potentially impaired and step two of the goodwill impairment test is performed to measure the amount of impairment loss. In the second step of the goodwill impairment test, the Company compares the implied fair value of the reporting unit’s goodwill with the carrying amount of the reporting unit’s goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to the excess of the carrying amount of goodwill over its implied fair value. The implied fair value of goodwill is determined in the same manner that the amount of goodwill recognized in a business combination is determined. The Company allocates the fair value of its reporting unit to all of the assets and liabilities of that unit, including intangible assets, as if the reporting unit had been acquired in a business combination. Any excess of the fair value of its reporting unit over the amounts assigned to its assets and liabilities represents the implied fair value of goodwill.

Accrued Expenses and Other Current Liabilities—Included in accrued and other current liabilities in the Company’s Consolidated and Combined Balance Sheets are amounts for payroll-related accruals of $38 million and $44 million as of September 28, 2012 and September 30, 2011, respectively. Also included in accrued and other current liabilities are customer advances, which totaled $39 million and $36 million as of September 28, 2012 and September 30, 2011, respectively.

Parent Company Investment—Prior to the Separation on September 28, 2012, Tyco’s historical investment in the Company, the Company’s accumulated net earnings after taxes, and the net effect of transactions with and allocations from Tyco is shown as Parent company investment in the Consolidated and Combined financial statements. Note 9 provides additional information regarding the allocation to the Company of various expenses incurred by Tyco for periods prior to the Separation.

Income Taxes—For purposes of the Company’s Consolidated and Combined Financial Statements for periods prior to the Separation on September 28, 2012, income tax expense, deferred tax balances and tax carryforwards have been recorded as if it filed tax returns on a standalone basis separate from Tyco (“Separate Return Method”). The Separate Return Method applies the accounting guidance for income taxes to the standalone financial statements as if the Company was a separate taxpayer and a standalone enterprise for the periods prior to the Separation. The deferred tax balances reflected in the Company’s Consolidated and Combined Balance Sheet as of September 28, 2012 have been recorded on a consolidated return basis and include tax attributes allocated to the Company at the time of the Separation. The calculation of income taxes for the Company on a separate return basis requires a considerable amount of judgment and use of both estimates and allocations. Historically, the Company has primarily operated within a Tyco U.S. consolidated group and within a standalone Canadian entity. In certain instances, tax losses or credits generated by Tyco’s other businesses will continue to be available to the Company after the Separation.

In determining taxable income for the Company’s Consolidated and Combined Financial Statements, the Company must make certain estimates and judgments. These estimates and judgments affect the calculation of certain tax liabilities and the determination of the recoverability of certain of the deferred tax assets, which arise from temporary differences between the tax and financial statement recognition of revenue and expense.

In evaluating the Company’s ability to recover its deferred tax assets, the Company considers all available positive and negative evidence including its past operating results, the existence of cumulative losses in the most recent years and its forecast of future taxable income. In estimating future taxable income, the Company develops assumptions including the amount of future pre-tax operating income, the reversal of temporary differences and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimates the Company is using to manage the underlying businesses.

The Company does not have any significant valuation allowances against its net deferred tax assets.

Changes in tax laws and rates could also affect recorded deferred tax assets and liabilities in the future. Management records the effect of a tax rate or law change on the Company’s deferred tax assets and liabilities in the period of enactment. Future tax rate or law changes could have a material effect on the Company’s results of operations, financial condition or cash flows.

In addition, the calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax regulations in the United States and Canada. The Company recognizes potential liabilities and records tax liabilities for anticipated tax audit issues in the U.S. and other tax jurisdictions based on its estimate of whether, and the extent to which, additional taxes will be due. These tax liabilities are reflected net of related tax loss carryforwards. The Company adjusts these reserves in light of changing facts and circumstances; however, due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from its current estimate of the tax liabilities. If the Company’s estimate of tax liabilities proves to be less than the ultimate assessment, an additional charge to expense would result. If payment of these amounts ultimately proves to be less than the recorded amounts, the reversal of the liabilities would result in tax benefits being recognized in the period when the Company determines the liabilities are no longer necessary.

Concentration of Credit Risks—Financial instruments which potentially subject the Company to concentrations of credit risks are principally accounts receivables. The Company’s concentration of credit risk with respect to accounts receivable is limited due to the significant size of its customer base.

Insurable Liabilities—For fiscal years 2010 through 2012, the Company was insured for worker’s compensation, property, product, general and auto liabilities through a captive insurance company that is a wholly owned subsidiary of Tyco. The captive’s policies covering these risks are deductible reimbursement policies. Tyco has insurance for losses in excess of the captive insurance company policies’ limits through third party insurance companies. The captive insurance company retains the risk of loss, and therefore, Tyco has retained the liability associated with claims incurred prior to the Separation. Following the Separation, the Company maintains its own standalone insurance policies to manage certain of its insurable liabilities. See Note 9 for additional information on insurable liabilities.

Financial Instruments—The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable and debt. Included in cash and cash equivalents as of September 28, 2012 is approximately $187 million of available-for sale securities, representing cash invested in money market mutual funds. These investments are classified as “Level 1” for purposes of fair value measurement, which is performed each reporting period. Any unrealized holding gains or losses are excluded from earnings and reported in other comprehensive income until realized. Any dividend or interest income related to these investments is recognized in earnings. As these securities were purchased on the last day of the fiscal year, the amount of unrealized holding gains, dividend income and interest income was immaterial for the year ended September 28, 2012. The fair value of cash and cash equivalents, other than the money market mutual funds, accounts receivable and accounts payable approximated book value as of September 28, 2012 because of their short-term nature. The fair value of the money market mutual funds was approximately $187 million as of September 28, 2012. See Note 5 for the fair value of the Company’s debt.

Reclassifications—Certain prior period amounts have been reclassified to conform with the current period presentation. Specifically, the Company has reported amortization of deferred subscriber acquisition costs separately on the Consolidated and Combined Statements of Cash Flows.

Recently Adopted Accounting Pronouncements—In September 2011, the FASB issued authoritative guidance which expanded and enhanced the existing disclosure requirements related to multi-employer pension and other postretirement benefit plans. The amendments require additional quantitative and qualitative disclosures to provide more detailed information regarding these plans, including the significant multi-employer plans in which the Company participates, the level of the Company’s participation and contributions with respect to such plans, the financial health of such plans and an indication of funded status. These disclosures are intended to provide users of financial statements with a better understanding of the employer’s involvement in multi-employer benefit plans. The guidance became effective for the Company in the fourth fiscal quarter of 2012. The adoption of the guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

In June 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance for the presentation of comprehensive income. The guidance amended the reporting of Other Comprehensive Income (“OCI”) by eliminating the option to present OCI as part of the Consolidated and Combined Statements Stockholders’ Equity. The amendment does not impact the accounting for OCI, but does impact its presentation in the Company’s Consolidated and Combined Financial Statements. The guidance requires that items of net income and OCI be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements which include total net income and its components, consecutively followed by total OCI and its components to arrive at total comprehensive income. In December 2011, the FASB issued authoritative guidance to defer the effective date for those aspects of the guidance relating to the presentation of reclassification adjustments out of accumulated other comprehensive income by component. The guidance became effective for the Company in the first fiscal quarter of 2013 and has been retrospectively applied for all periods presented. The adoption of this guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

Recently Issued Accounting Pronouncements—In September 2011, the FASB issued authoritative guidance which amends the process of testing goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (defined as having a likelihood of more than fifty percent) that the fair value of a reporting unit is less than its carrying amount. If an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, performing the traditional two step goodwill impairment test is unnecessary. If an entity concludes otherwise, it would be required to perform the first step of the two step goodwill impairment test. If the carrying amount of the reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test. However, an entity has the option to bypass the qualitative assessment in any period and proceed directly to step one of the impairment test. The guidance is effective for the Company for interim and annual impairment testing beginning in the first quarter of fiscal year 2013.

In July 2012, the FASB issued authoritative guidance which amends the process of testing indefinite-lived intangible assets for impairment. This guidance permits an entity to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (defined as having a likelihood of more than fifty percent) that the indefinite-lived intangible asset is impaired. If an entity determines it is not more likely than not that the indefinite-lived intangible asset is impaired, the entity will have an option not to calculate the fair value of an indefinite-lived asset annually. The guidance is effective for the Company for interim and annual impairment testing beginning in the first quarter of fiscal year 2013.